33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Balance	R$ 507	R$ 1,150
Variation in fair value	48	187
Written down, due to exercise of Put	(555)	(830)
Balance		R$ 507